Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Right-of-use asset (lease)					$ 55
Less: Accumulated depreciation	$ (2,797)		$ (2,797)		(971)	$ (287)
Property and equipment, net	123,615		123,615		37,350
Property and equipment, net					37,405	8,423
Depreciation	1,285	$ 125	1,826	$ 250	684	287
Greenhouse Facility
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					10,194	5,203
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					3,683	1,621
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,889		18,889		4,122	345
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross					3,947	0
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	44,492		44,492		16,375	$ 1,541
Machinery Equipment And Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	41,438		41,438		3,683
Building And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 21,593		$ 21,593		$ 14,141